UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07332

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock Disciplined International Fund

BlackRock Large Cap Index Fund

BlackRock LifePath Retirement Fund

BlackRock LifePath 2020 Fund

BlackRock LifePath 2025 Fund

BlackRock LifePath 2030 Fund

BlackRock LifePath 2035 Fund

BlackRock LifePath 2040 Fund

BlackRock LifePath 2045 Fund

BlackRock LifePath 2050 Fund

BlackRock LifePath 2055 Fund

BlackRock LifePath Index Retirement Fund

BlackRock LifePath Index 2020 Fund

BlackRock LifePath Index 2025 Fund

BlackRock LifePath Index 2030 Fund

BlackRock LifePath Index 2035 Fund

BlackRock LifePath Index 2040 Fund

BlackRock LifePath Index 2045 Fund

BlackRock LifePath Index 2050 Fund

BlackRock LifePath Index 2055 Fund

BlackRock LifePath Index 2060 Fund

BlackRock S&P 500 Index Fund

BlackRock Total International ex U.S. Index Fund

BlackRock U.S. Total Bond Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Funds III,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – Each series of the registrant is a feeder fund in a master/feeder structure and as such holds interests in the corresponding series of Master Investment Portfolio (the “Master Portfolio”). Voting records of the Master Portfolio can be found by accessing the Form N-PX filed by the Master Portfolio (Investment Company Act file no. 811-08162, CIK no. 0000915092) on August 25, 2016.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07332
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Funds III

===================== BlackRock Cash Funds: Institutional ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock Cash Funds: Prime ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Cash Funds: Treasury ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Core Alpha Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BlackRock Disciplined International Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Large Cap Index Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2020 Fund =========================

BLACKROCK FUNDS

Ticker:                      Security ID:  091936666
Meeting Date: FEB 08, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management

========================= BlackRock LifePath 2025 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2030 Fund =========================

BLACKROCK FUNDS

Ticker:                      Security ID:  091936666
Meeting Date: FEB 08, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management

========================= BlackRock LifePath 2035 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2040 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2045 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2050 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2055 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2020 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2025 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2030 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2035 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2040 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2045 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2050 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2055 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2060 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BlackRock LifePath Index Retirement Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Retirement Fund ======================

BLACKROCK FUNDS

Ticker:                      Security ID:  091936666
Meeting Date: FEB 08, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management

========================= BlackRock S&P 500 Index Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== BlackRock Total International ex U.S. Index Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock U.S. Total Bond Index Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Funds III

Date:	August 25, 2016